Summary of Significant Accounting Policies - Summary of Reconciliation of Denominator Used in Calculation of Basic and Diluted Loss Per Share (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss attributable to common stockholders	$ (19,988)	$ (10,806)	$ (8,292)	$ (9,478)	$ (8,438)	$ (9,524)	$ (8,816)	$ (7,549)	$ (48,560)	$ (34,328)	$ (18,859)
Denominator:
Weighted-average common shares outstanding - basic									11,562	5,113	4,699
Dilutive effect of share equivalents resulting from stock options, RSUs, nonvested restricted stock, common stock warrant and redeemable convertible preferred shares (as converted)									0	0	0
Weighted-average common shares outstanding - diluted									11,562	5,113	4,699
Net loss per common share, basic and diluted	$ (0.69)	$ (1.84)	$ (1.44)	$ (1.73)	$ (1.63)	$ (1.85)	$ (1.73)	$ (1.50)	$ (4.20)	$ (6.71)	$ (4.01)